Financial information of Parent Company - Statements of Operations and COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Restricted Net Assets
Net loss and comprehensive loss	$ (743)	$ (3,469)	$ (6,272)
Parent Company | Reportable legal entities
Restricted Net Assets
Net loss and comprehensive loss		$ (118)	$ (113)